Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Source
Revenue by source consisted of the following (in thousands):

	Years Ended December 31,
	2024	2023	2022
Consoles	$29,832	$61,331	$64,590
Consumables	51,145	42,206	28,798

Total product revenue	80,977	103,537	93,388
Service and other revenue	32,712	26,839	21,987

Total revenue	$113,689	$130,376	$115,375